Related Party Transactions - Compensation Expense for Key Management Personnel (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($) employee	Mar. 31, 2024 CAD ($) employee
Related party [Abstract]
Short-term employment benefits	$ 8,820	$ 10,440
Long-term employment benefits	45	40
Termination benefit	258	1,089
Directors’ fees	383	322
Share-based compensation	8,467	10,155
Total management compensation	17,973	22,046
Management compensation payable or accrued	$ 2,800	$ 1,800
Key management personnel
Disclosure of transactions between related parties [line items]
Number of employees | employee	10	10